Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Segmented Information
Geographical revenue	$ 163,425	$ 143,393	$ 314,773	$ 280,007
United States
Segmented Information
Geographical revenue	109,631	96,822	211,196	187,338
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	38,426	33,652	73,560	67,307
Canada
Segmented Information
Geographical revenue	10,389	8,337	20,360	16,624
Asia Pacific
Segmented Information
Geographical revenue	$ 4,979	$ 4,582	$ 9,657	$ 8,738